Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2010	Dec. 31, 2012 Class of Warrant One [Member]	Dec. 31, 2012 Class of Warrant Two [Member]	Dec. 31, 2012 Class of Warrant Three [Member]
Warrants Outstanding and Exercisable for the Purchase of Common Stock (Textual) [Abstract]
Shares	12,923,892		1,628,402	1,628,402	2,810,650	8,484,840
Exercise price of the Warrants	1.24	1.63	3.71	3.71	1.46	0.70
Expiration Date				Aug. 05, 2015	Nov. 04, 2016	Nov. 09, 2017